Related Party Transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions
Amounts due from related parties	¥ 25,570	$ 3,656	¥ 41,588
Related Party
Related Party Transactions
Other current liabilities	16,135	$ 2,307	6,825
Related Party | Tencent Group
Related Party Transactions
Amounts due from related parties	13,481		6,601
Other current liabilities	3,450		4,863
Related Party | Kuaishou Group
Related Party Transactions
Amounts due from related parties	12,089		11,313
Other current liabilities	385		1,962
Related Party | ModelBest
Related Party Transactions
Amounts due from related parties			¥ 23,674
Related Party | Civil Spectrum
Related Party Transactions
Other current liabilities	¥ 12,300